SmartETFs Dividend Builder ETF

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Common Stocks: 98.3%	Value
	Australia: 2.5%
36,342	Sonic Healthcare Ltd.	$696,255

	Denmark: 3.3%
10,376	Novo Nordisk A/S	947,070

	France: 5.5%
14,486	Danone SA	800,417
4,604	Schneider Electric SE	764,149
		1,564,566
	Germany: 5.5%
4,449	Deutsche Boerse AG	770,033
10,835	Henkel AG & Company KGaA	772,811
		1,542,844
	Ireland: 2.7%
9,864	Medtronic PLC	772,943

	Sweden: 2.9%
59,730	Atlas Copco	805,034

	Switzerland: 7.9%
21,165	ABB Ltd.	758,411
6,490	Nestle SA	735,536
2,730	Roche Holding AG	746,958
		2,240,905
	Taiwan: 2.4%
7,911	Taiwan Semiconductor Manufacturing Co., Ltd.	687,466

	United Kingdom: 7.9%
19,531	Diageo PLC	723,055
10,636	Reckitt Benckiser Group PLC	751,948
15,080	Unilever PLC	747,433
		2,222,436
	United States: 57.7%
5,984	AbbVie Inc.	891,975
12,117	Aflac Inc.	929,980
3,913	Arthur J Gallagher & Co.	891,890
1,095	BlackRock Inc.	707,907
936	Broadcom Inc.	777,423
15,683	Cisco Systems Inc.	843,118
4,259	CME Group Inc.	852,737
4,256	Eaton Corp. PLC	907,720
9,627	Emerson Electric Co.	929,679
3,440	Illinois Tool Works Inc.	792,266
5,011	Johnson & Johnson	780,463
2,381	Microsoft Corp.	751,801
11,404	Mondelez International Inc.	791,438
9,832	Otis Worldwide Corp.	789,608

SmartETFs Dividend Builder ETF

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Common Stocks: 98.3%	Value
	Common Stocks (Continued)
	United States (Continued)
7,429	Paychex Inc.	$856,787
4,212	PepsiCo Inc.	713,681
5,626	Procter & Gamble Co/The	820,608
4,699	Texas Instruments Inc.	747,188
13,643	The Coca-Cola Co. - ADR	763,735
42,707	VF Corp.	754,633
		16,294,637

	Total Common Stocks (Cost $23,269,799)	27,774,156

	Total Investments in Securities (Cost $23,269,799): 98.3%	27,774,156
	Other Assets less Liabilities: 1.7%	483,979
	Total Net Assets - 100.0%	$28,258,135

ADR - American Depository Receipt

PLC - Public Limited Company